36. Gains or losses on financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Gains Or Losses On Financial Assets And Liabilities Tables Abstract
Gains (losses) on financial assets and liabilities (net) includes the amount of the valuation adjustments of financial instruments

The breakdown of the balance of this item, by type of instrument, is as follows:

Thousand of reais	2020	2019	2018

Financial Assets Measured At Fair Value Through Profit Or Loss	711,949	252,253	(138,673)
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading (1)	12,122,794	2,391,080	(2,764,859)
Non-Tranding Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	172,828	11,501	61,239
Financial Assets Not Measured At Fair Value Through Profit Or Loss	(239,054)	(57,522)	(138,104)
Financial Assets available-for-sale
Debt instruments	(207,011)	(46,136)	(111,750)
Equity instruments	(32,043)	(11,386)	(26,354)
Financial Assets Measured At Fair Value Through Other Comprehensive Income
Gains or losses from hedge accounting, net	229,543	(134,767)	197,595
Total	12,998,060	2,462,545	(2,782,802)

(1) Includes the exchange hedge of the Bank’s interest in Cayman (note 23).